Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	Jun. 25, 2024	Dec. 31, 2023	Sep. 26, 2023	Jun. 30, 2023	Dec. 31, 2022	Oct. 25, 2022	Jun. 30, 2022	Feb. 22, 2022
Capital Group Core Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Group Core Bond ETF
Account Value	$ 10,824						$ 10,608		$ 10,656	$ 10,000
Capital Group Core Plus Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Group Core Plus Income ETF
Account Value	$ 9,989						9,743		9,697		$ 9,246	$ 9,041		$ 9,245	$ 10,000
Capital Group International Bond ETF (USD-Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Group International Bond ETF (USD-Hedged)
Account Value	$ 10,279	$ 10,344	$ 10,213	$ 10,327	$ 10,209	$ 10,127		$ 10,000
Capital Group Municipal Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Group Municipal Income ETF
Account Value	$ 11,516						11,323		11,203		10,777	10,492	$ 10,000
Capital Group Municipal High-Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Group Municipal High-Income ETF
Account Value	$ 10,276	10,422	10,263	10,413	10,260	10,169		10,000
Capital Group Short Duration Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Group Short Duration Income ETF
Account Value	$ 11,285						10,904		10,696		10,290	10,173	10,000
Capital Group Short Duration Municipal Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Group Short Duration Municipal Income ETF
Account Value	$ 10,793						10,546		10,400	10,000
Capital Group Ultra Short Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Group Ultra Short Income ETF
Account Value	$ 10,313	10,274	10,227	10,196	10,138	10,079		10,000
Capital Group U.S. Multi-Sector Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Group U.S. Multi-Sector Income ETF
Account Value	$ 12,386						11,889		11,544		10,792	10,363	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,277	10,276	10,101	10,251	10,150	10,071	11,114	10,000	11,160	10,000	10,768	10,488	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,797	10,291	10,183	10,442	10,304	10,158	10,588	10,000	10,663	10,000	9,228	9,039	10,000	$ 9,315	$ 10,000
Bloomberg Global Aggregate ex-USD (USD Hedged) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Account Value	$ 10,395	10,404	10,268	10,319	10,215	10,134		10,000
85%/15% Bloomberg 1-15 Year Blend (1-17 Year) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17 Year) High Yield Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	85%/15% Bloomberg 1-15 Year Blend (1-17 Year) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17 Year) High Yield Municipal Bond Index
Account Value	$ 11,139						10,962		10,969		10,607	10,390	10,000
70%/20%/10% Bloomberg Muni HY Index/Bloomberg Muni BBB Index/Bloomberg Muni Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	70%/20%/10% Bloomberg Muni HY Index/Bloomberg Muni BBB Index/Bloomberg Muni Bond Index
Account Value	$ 10,186	10,363	10,147	10,301	10,200	10,084		10,000
Bloomberg U.S. Government/Credit (1-3 years) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit (1-3 years) Index
Account Value	$ 11,031						10,716		10,571		10,219	10,105	10,000
Bloomberg Municipal Short 1-5 Years Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Short 1-5 Years Index
Account Value	$ 10,545						10,347		10,331	$ 10,000
ICE BofA 3 Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month U.S. Treasury Bill Index
Account Value	$ 10,262	$ 10,221	$ 10,182	$ 10,144	$ 10,100	$ 10,052		$ 10,000
Bloomberg Custom Multi Sector Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Custom Multi-Sector Composite Index
Account Value	$ 12,073						$ 11,567		$ 11,290		$ 10,634	$ 10,265	$ 10,000